Marketable securities and other securities investments - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Net Investment Income [Line Items]
Proceeds from sales of available-for-sale securities		¥ 248,046	¥ 251,940
Gross realized gains on sales of available-for-sale securities		7,684	61,038
Gross realized losses on sales of available-for-sale securities		278	108
Impairment losses recognized on available-for-sale securities		¥ 846	¥ 7,073
Carrying amount of equity securities with readily determinable fair values	¥ 2,154,951
Carrying amount of equity securities without readily determinable fair values	¥ 279,178
Available-for-sale Securities | Public and Corporate Bonds
Net Investment Income [Line Items]
Maturity period for securities, minimum	1 year	1 year
Maturity period for securities, maximum	10 years	10 years